                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
   (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



MORGAN STANLEY INFORMATION FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                                                                     VALUE
-------------                                                                                       -----------------

                 COMMON STOCKS (98.6%)
                 Advertising/Marketing Services (0.5%)
      32,800     Getty Images, Inc. *                                                               $      2,435,728
                                                                                                    -----------------

                 Cable/Satellite TV (1.1%)
     164,540     Comcast Corp. (Class A) *                                                                 5,051,378
                                                                                                    -----------------

                 Computer Communications (6.1%)
   1,036,530     Cisco Systems, Inc. *                                                                    19,808,088
     356,500     Juniper Networks, Inc. *                                                                  8,976,670
                                                                                                    -----------------
                                                                                                          28,784,758
                                                                                                    -----------------
                 Computer Peripherals (5.7%)
     846,120     EMC Corp. *                                                                              11,600,305
     209,080     Network Appliance, Inc. *                                                                 5,910,692
     192,300     Seagate Technology  Inc. (Escrow) * (c)                                                           0
     525,000     Seagate Technology (ADR) (Cayman Islands) *                                               9,213,750
                                                                                                    -----------------
                                                                                                          26,724,747
                                                                                                    -----------------
                 Computer Processing Hardware (8.1%)
     261,700     Apple Computer, Inc. *                                                                    9,633,177
     501,500     Dell, Inc. *                                                                             19,814,265
     257,240     Hewlett-Packard Co.                                                                       6,047,712
     745,750     Sun Microsystems, Inc. *                                                                  2,781,648
                                                                                                    -----------------
                                                                                                          38,276,802
                                                                                                    -----------------
                 Data Processing Services (1.3%)
      88,850     First Data Corp.                                                                          3,566,439
      35,100     Global Payments Inc.                                                                      2,379,780
                                                                                                    -----------------
                                                                                                           5,946,219
                                                                                                    -----------------
                 Electronic Components (1.0%)
      58,350     Jabil Circuit, Inc. *                                                                     1,793,095
     127,300     SanDisk Corp. *                                                                           3,020,829
                                                                                                    -----------------
                                                                                                           4,813,924
                                                                                                    -----------------
                 Electronic Production Equipment (2.6%)
     154,800     Applied Materials, Inc.                                                                   2,504,664
     181,510     ASML Holding N.V. (Netherlands)  *                                                        2,842,447
     161,160     KLA-Tencor Corp.                                                                          7,042,692
                                                                                                    -----------------
                                                                                                          12,389,803
                                                                                                    -----------------
                 Industrial Specialties (0.6%)
      50,000     Nitto Denko Corp. (Japan)                                                                 2,843,228
                                                                                                    -----------------

                 Information Technology Services (5.6%)
     219,000     Accenture Ltd. (Class A) (Bermuda) *                                                      4,964,730
      94,640     Amdocs Ltd. (Guernsey) *                                                                  2,501,335
     154,830     Cognizant Technology Solutions Corp. (Class A) *                                          7,297,138
     155,320     International Business Machines Corp.                                                    11,524,744
                                                                                                    -----------------
                                                                                                          26,287,947
                                                                                                    -----------------
                 Internet Retail (0.5%)
     101,830     IAC/InterActiveCorp. *                                                                    2,449,011
                                                                                                    -----------------

                                        2

                 Internet Software/Services (7.0%)
      30,390     Google, Inc. (Class A) *                                                                  8,939,218
      98,200     Netease.com Inc. (ADR) (Cayman Islands) *                                                 5,608,202
     263,080     VeriSign, Inc. *                                                                          7,566,181
     313,450     Yahoo!, Inc. *                                                                           10,861,043
                                                                                                    -----------------
                                                                                                          32,974,644
                                                                                                    -----------------
                 Major Telecommunications (2.4%)
     184,230     France Telecom S.A. (ADR) (France)                                                        5,368,462
     241,450     Sprint Corp.                                                                              6,057,981
                                                                                                    -----------------
                                                                                                          11,426,443
                                                                                                    -----------------
                 Media Conglomerates (1.1%)
     301,450     News Corp. (Class B)                                                                      5,082,447
                                                                                                    -----------------

                 Miscellaneous (0.1%)
      25,557     NeuStar, Inc. (Class A)                                                                     654,259
                                                                                                    -----------------

                 Miscellaneous Commercial Services (0.9%)
      53,200     Corporate Executive Board Co. (The)                                                       4,167,156
                                                                                                    -----------------

                 Other Consumer Services (2.1%)
      59,690     Apollo Group, Inc. (Class A) *                                                            4,668,952
     151,020     eBay, Inc. *                                                                              4,985,170
                                                                                                    -----------------
                                                                                                           9,654,122
                                                                                                    -----------------
                 Packaged Software (19.6%)
     375,980     Mercury Interactive Corp. *                                                              14,422,593
   1,116,770     Microsoft Corp.                                                                          27,740,567
   1,552,490     Oracle Corp. *                                                                           20,492,868
     391,800     Red Hat, Inc. *                                                                           5,132,580
     449,940     Symantec Corp. *                                                                          9,781,696
     612,380     VERITAS Software Corp. *                                                                 14,942,072
                                                                                                    -----------------
                                                                                                          92,512,376
                                                                                                    -----------------
                 Recreational Products (0.6%)
      50,860     Electronic Arts, Inc. *                                                                   2,879,185
                                                                                                    -----------------

                 Semiconductors (19.2%)
     129,242     Analog Devices, Inc.                                                                      4,822,019
   1,091,240     Intel Corp.                                                                              28,437,714
     416,820     Linear Technology Corp.                                                                  15,293,126
     407,130     Marvell Technology Group, Ltd. (Bermuda) *                                               15,487,225
     250,310     Microchip Technology Inc.                                                                 7,414,182
     442,360     Texas Instruments Inc.                                                                   12,417,045
     267,970     Xilinx, Inc.                                                                              6,833,235
                                                                                                    -----------------
                                                                                                          90,704,546
                                                                                                    -----------------
                 Telecommunication Equipment (12.0%)
     748,300     Andrew Corp. *                                                                            9,548,308
     369,390     Comverse Technology, Inc. *                                                               8,736,073
   1,252,690     Corning Inc. *                                                                           20,819,708
     537,500     QUALCOMM Inc.                                                                            17,742,875
                                                                                                    -----------------
                                                                                                          56,846,964
                                                                                                    -----------------
                 Wireless Telecommunications (0.5%)
      34,640     NII Holdings, Inc. (Class B) *                                                            2,214,882
                                                                                                    -----------------

                 TOTAL COMMON STOCKS
                   (Cost $443,452,023)                                                                   465,120,569
                                                                                                    -----------------


                                        3



 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------

                 SHORT-TERM INVESTMENT (0.9%)
                 REPURCHASE AGREEMENT
   $4,115        Joint repurchase agreement account 3.38% due 07/01/2005
                 (dated 06/30/2005; proceeds $4,115,386) (a)
                 (Cost $4,115,000)                                                                         4,115,000
                                                                                                    -----------------

                 TOTAL INVESTMENTS
                   (Cost $447,567,023) (b)                                           99.5%               469,235,569
                 OTHER ASSETS IN EXCESS OF LIABILITIES                                0.5                  2,562,533
                                                                                 ---------------    -----------------
                 NET ASSETS                                                         100.0%              $471,798,102
                                                                                 ===============    =================

---------------------------------------------------------------------------------------------------------------------


    ADR   American Depositary Receipt.
     *    Non-income producing security.
    (a)   Collateralized by federal agency and U.S. Treasury Obligations.
    (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $43,721,936 and the aggregate gross unrealized depreciation is $22,053,390, resulting in net unrealized appreciation of $21,668,546.
    (c)   Securities with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
          Directors.

                                       4

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        5

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                        6

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Information Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                        7

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Information Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                        8